SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Gallet Dreyer & Berkey, LLP 845 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-935-3131

DATE OF FISCAL YEAR END: FEBRUARY 28, 2022

DATE OF REPORTING PERIOD: AUGUST 31, 2021

Semi-Annual Report
August 31, 2021

COPLEY FUND, INC.
A No-Load Fund

COPLEY FUND, INC.
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDING
AUGUST 31, 2021

(1)
for the six months ended August 31, 2021 (unaudited) and year ended February 28, 2021 (audited)

(2)
for the six months ended August 31, 2021 (unaudited) and years ended February 28 or 29, 2021 through 2017 (audited)

COPLEY FINANCIAL SERVICES CORP.
Adviser to Copley Fund, Inc.
October 29, 2021
Dear Copley Fund Shareholder:
All of us — not only Copley Fund investors but all people throughout the world — continue to deal with the unprecedented effects of the COVID-19 pandemic. Beyond the serious health effects, governments, families, social structures, businesses, schools and economies have been forced to adapt to devastating effects on supply and demand of virtually every product and service and to deal with constantly changing restrictions, rules and regulations. This continues, with no clear end in sight.
In addition to the universal effects of the COVID-19 pandemic and general financial market conditions, the Fund’s performance is affected by interest rates for two reasons. First of all, many of the companies in which the Fund invests are capitalized with significant debt. As a result, their earnings are affected by increases or decreases in the costs of borrowing. Second of all, many of the companies in which the Fund invests pay relatively high dividends. Some investors who look for high returns have the alternative of buying equities which pay dividends or debt instruments which pay interest. As interest rates rise or fall, dividend paying stocks can become less or more attractive as alternate investments. We cannot predict how these considerations may change, or have greater or lesser influence on investors’ decisions in light of the continuing turmoil in the financial markets resulting from the COVID-19 crisis, anticipated changes in personal and corporate tax rates, federal reserve policies regarding interest rates and other factors.
During these difficult times, the Fund, its Investment Advisor, Copley Financial Services Corp., and its Sub-Advisor, DCM Advisors, LLC, have strived to maintain the disciplined and focused investment policies which have been the Fund’s strategy since its inception. This approach has been successful over the course of the Fund’s existence and was successful during the six month period ended August 31, 2021 in which the Fund’s net asset value increased from $134.92 per share to $146.63 per share. We continue to monitor the financial markets and the effects on the Fund’s portfolio and will adjust its holdings as we think appropriate.
The Fund has reduced its holdings in utilities and energy, sectors which may be facing regulatory and economic headwinds and reallocated assets to software and other sectors, as more fully noted in this report. However, this does not reflect a change in policy or strategy. The investment policy remains: to achieve a mix of capital growth and dividend income. The strategy remains: to invest in a diversified portfolio of large, highly liquid companies which we believe will enjoy capital appreciation and have the ability to pay reasonable dividends.

CHANGE IN REPORTED NET ASSET VALUE AT CALENDAR YEAR END
1984	+23.90%
1985	+25.00%
1986	+18.00%
1987	- 8.00%
1988	+20.00%
1989	+16.00%
1990	- 2.00%
1991	+18.00%
1992	+18.00%
1993	+10.00%
1994	- 7.00%
1995	+26.00%
1996	+ 5.00%
1997	+25.00%
1998	+14.00%
1999	- 6.86%
2000	+22.50%
2001	- 9.30%
2002	- 13.90%
2003	+14.31%
2004	+12.99%
2005	+ 5.89%
2006	+19.70%
2007	- 10.83%	* SEC mandated change to tax reserve
2008	- 15.60%	*
2009	+ 2.36%	*
2010	+ 7.04%	*
2011	+ 13.00%	*
2012	+ 4.79%	*
2013	+ 18.08%	*
2014	+ 14.24%	*
2015	- 1.98%	*
2016	+ 15.55%	*
2017	+ 9.68%	*
2018	+ 15.65%	*
2019	+ 24.33%	*
2020	- 4.92%	*
2021	+ 12.95%	* Eight months ended August 31, 2021
Please note the performance figures for years prior to 2007/2008 are consistent with the information furnished in prior reports and do not reflect an adjustment for the SEC-mandated change in calculation of our tax reserve in 2007. A word of caution when comparing Copley’s expense ratios with those of other mutual funds. Because of its unique structure, Copley is required to include a full tax reserve as an expense; other, differently structured funds are not subject to this requirement. As our stocks increase in value, our tax reserve increases. This leads to a corresponding increase in the expense ratio. Thus, the expense ratios that Copley is required to report are significantly higher than would have been the case if the tax reserve was not included as an expense.

The performance quoted represents past performance and investment return. The prices of the shares held by Copley will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost or the value shown at August 31, 2021. Please remember that past performance does not guarantee future results, and future performance may be higher or lower than the performance data quoted.
We wish to thank our board, our sub-adviser and consultants for their competence and dedication and the Fund’s shareholders for their loyalty.
Sincerely,
David I. Faust
President

COPLEY FUND, INC.

PER SHARE VALUE
CALENDAR YEARS ENDED DECEMBER 31
PERIOD ENDED AUGUST 31, 2021

8/31
150
140
130
120
110
100
90
80
70
60
50
40
30
20
10
0
6.06
7.51
9.36
11.00
10.11
12.12
14.28
14.06
16.47
19.38
21.35
19.71
24.65
26.05
32.58
37.04
34.50
42.26
38.33
32.99
37.71
42.61
45.12
54.01
44.07
40.64
41.60
44.53
50.30
52.76
62.30
71.17
69.76
80.61
88.41
102.25
127.13
129.82
146.63
1983
'84
'85
'86
'87
'88
'89
'90
'91
'92
'93
'94
'95
'96
'97
'98
'99
2000
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15
'16
'17
18
19
20
21

The per share values provided for years prior to 2007/08 are consistent with information furnished in prior reports and do not reflect an adjustment for the change in accounting treatment for deferred income taxes.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
	Shares	Fair Value
COMMON STOCKS – 104.5%
ADVERTISING & MARKETING – 1.2%
Interpublic Group of Companies, Inc. (The)	30,000	$1,116,900
APPAREL & TEXTILE PRODUCTS – 1.0%
NIKE, Inc., Class B	6,000	988,440
ASSET MANAGEMENT – 3.3%
Ameriprise Financial, Inc.	3,100	846,021
BlackRock, Inc.	1,100	1,037,619
Charles Schwab Corporation (The)	12,000	874,200
Kennedy-Wilson Holdings, Inc.	18,000	395,820
		3,153,660
AUTOMOTIVE – 1.5%
Lear Corporation	900	143,946
Methode Electronics, Inc.	5,300	246,821
Tesla, Inc.(a)	1,400	1,030,008
		1,420,775
BANKING – 2.7%
Bank of America Corporation	24,000	1,002,000
Financial Institutions, Inc.	4,909	155,910
JPMorgan Chase & Company	6,000	959,700
PNC Financial Services Group, Inc. (The)	2,500	477,750
		2,595,360
BIOTECH & PHARMA – 3.6%
Eli Lilly and Company	4,000	1,033,160
Horizon Therapeutics plc – Ireland(a)	5,000	540,450
Johnson & Johnson	3,000	519,390
Prestige Consumer Healthcare, Inc.(a)	5,000	286,950
Zoetis, Inc.	5,200	1,063,712
		3,443,662
CABLE & SATELLITE – 1.3%
Comcast Corporation, Class A	20,000	1,213,600
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2021

	Shares	Fair Value
COMMON STOCKS – 104.5% – (continued)
CHEMICALS – 1.9%
Dow, Inc.	6,000	$377,400
Ingevity Corporation(a)	4,000	321,560
Sensient Technologies Corporation	7,400	642,690
Sherwin-Williams Company (The)	1,500	455,505
		1,797,155
CONSTRUCTION MATERIALS – 2.0%
Carlisle Companies, Inc.	3,600	758,664
Eagle Materials, Inc.	3,500	548,940
Owens Corning	6,700	640,185
		1,947,789
DIVERSIFIED INDUSTRIALS – 1.6%
Honeywell International, Inc.	5,000	1,159,550
Pentair plc – Ireland	4,700	362,652
		1,522,202
E-COMMERCE DISCRETIONARY – 4.3%
Amazon.com, Inc.(a)	1,200	4,164,948
ELECTRIC UTILITIES – 0.4%
IDACORP, Inc.	4,000	421,400
ELECTRICAL EQUIPMENT – 0.8%
Trane Technologies plc – Ireland	4,000	794,000
ENTERTAINMENT CONTENT – 1.1%
Walt Disney Company (The)	5,700	1,033,410
HEALTH CARE FACILITIES & SERVICES – 5.0%
AmerisourceBergen Corporation	7,500	916,575
HCA Healthcare, Inc.	5,000	1,264,900
Henry Schein, Inc.(a)	10,000	755,900
UnitedHealth Group, Inc.	2,700	1,123,929
Universal Health Services, Inc., Class B	4,800	747,648
		4,808,952
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2021

	Shares	Fair Value
COMMON STOCKS – 104.5% – (continued)
INDUSTRIAL SUPPORT SERVICES – 0.5%
United Rentals, Inc.(a)	1,500	$528,975
INFRASTRUCTURE REITS – 0.9%
Crown Castle International Corporation	4,500	876,105
INSTITUTIONAL FINANCIAL SERVICES – 2.1%
Jefferies Financial Group, Inc.	27,000	997,920
Morgan Stanley	10,000	1,044,300
		2,042,220
INSURANCE – 3.1%
Berkshire Hathaway, Inc., Class B(a)	4,000	1,143,080
MetLife, Inc.	13,900	861,800
Principal Financial Group, Inc.	6,000	400,860
Prudential Financial, Inc.	5,000	529,400
		2,935,140
INTERNET MEDIA & SERVICES – 8.3%
Alphabet, Inc., Class A(a)	1,600	4,630,320
Facebook, Inc., Class A(a)	7,000	2,655,660
HealthStream, Inc.(a)	6,000	182,340
Shopify, Inc., Class A – Canada(a)	330	503,177
		7,971,497
LEISURE FACILITIES & SERVICES – 1.4%
Hilton Grand Vacations, Inc.(a)	9,000	393,210
Starbucks Corporation	8,600	1,010,414
		1,403,624
LEISURE PRODUCTS – 0.2%
Johnson Outdoors, Inc., Class A	2,000	229,580
MACHINERY – 1.3%
Caterpillar, Inc.	2,000	421,740
Deere & Company	2,200	831,666
		1,253,406
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2021

	Shares	Fair Value
COMMON STOCKS – 104.5% – (continued)
MEDICAL EQUIPMENT & DEVICES – 4.0%
Agilent Technologies, Inc.	7,000	$1,228,290
Danaher Corporation	2,000	648,320
Intuitive Surgical, Inc.(a)	1,000	1,053,560
Thermo Fisher Scientific, Inc.	1,600	887,920
		3,818,090
OIL & GAS PRODUCERS – 2.4%
Exxon Mobil Corporation	26,000	1,417,520
Murphy USA, Inc.	3,500	543,480
Williams Companies, Inc. (The)	15,000	370,350
		2,331,350
PUBLISHING & BROADCASTING – 1.8%
Gray Television, Inc.	25,000	568,500
News Corporation, Class A	30,000	674,100
TEGNA, Inc.	27,000	478,440
		1,721,040
RENEWABLE ENERGY – 0.6%
Green Plains, Inc.(a)	16,000	561,600
RETAIL – CONSUMER STAPLES – 1.4%
Costco Wholesale Corporation	3,000	1,366,470
RETAIL – DISCRETIONARY – 3.1%
Home Depot, Inc. (The)	3,000	978,540
Lowe’s Companies, Inc.	5,000	1,019,450
Tractor Supply Company	5,000	971,250
		2,969,240
RETAIL REIT – 1.2%
Realty Income Corporation	8,000	577,760
Simon Property Group, Inc.	4,000	537,800
		1,115,560
SELF-STORAGE REIT – 1.3%
Public Storage	4,000	1,294,440
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2021

	Shares	Fair Value
COMMON STOCKS – 104.5% – (continued)
SEMICONDUCTORS – 7.5%
Advanced Micro Devices, Inc.(a)	8,000	$885,760
Broadcom, Inc.	2,700	1,342,467
KLA Corporation	1,800	611,928
NVIDIA Corporation	6,400	1,432,640
NXP Semiconductors N.V. – Netherlands	2,700	580,851
Qorvo, Inc.(a)	6,000	1,128,180
QUALCOMM, Inc.	4,000	586,760
Texas Instruments, Inc.	3,500	668,185
		7,236,771
SOFTWARE – 14.5%
Adobe, Inc.(a)	2,300	1,526,510
Cerner Corporation	13,500	1,030,725
CommVault Systems, Inc.(a)	5,000	404,850
Intuit, Inc.	900	509,499
J2 Global, Inc.(a)	4,000	550,800
Microsoft Corporation	22,000	6,641,360
Mimecast Ltd. – Jersey (a)	8,500	593,385
salesforce.com, Inc.(a)	4,000	1,061,080
ServiceNow, Inc.(a)	1,000	643,640
Veeva Systems, Inc., Class A(a)	3,000	995,940
		13,957,789
SPECIALTY FINANCE – 1.9%
Discover Financial Services	6,000	769,320
First American Financial Corporation	7,600	536,028
Stewart Information Services Corporation	8,000	503,600
		1,808,948
TECHNOLOGY HARDWARE – 8.0%
Apple, Inc.	40,000	6,073,200
Cisco Systems, Inc.	22,000	1,298,440
Corning, Inc.	9,000	359,910
		7,731,550
See accompanying notes which are an integral part of these financial statements.

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) – Continued
August 31, 2021

	Shares	Fair Value
COMMON STOCKS – 104.5% – (continued)
TECHNOLOGY SERVICES – 3.8%
Moody’s Corporation	1,200	$456,924
PayPal Holdings, Inc.(a)	4,500	1,298,970
Perficient, Inc.(a)	10,000	1,192,200
S&P Global, Inc.	1,500	665,730
		3,613,824
TELECOMMUNICATIONS – 0.3%
Consolidated Communications Holdings, Inc.(a)	30,000	278,100
TOBACCO & CANNABIS – 1.3%
Philip Morris International, Inc.	12,000	1,236,000
TRANSPORTATION & LOGISTICS – 1.3%
CSX Corporation	38,700	1,258,911
WHOLESALE – DISCRETIONARY – 0.6%
Copart, Inc.(a)	4,000	577,280
TOTAL COMMON STOCKS (Cost – $85,172,202)		100,539,763
SHORT-TERM INVESTMENTS – 0.9%
MONEY MARKET FUNDS – 0.9%
First American Government Obligations Fund, Class X, 0.03% (Cost – $865,809)(b)(1)	865,809	865,809
TOTAL INVESTMENTS – 105.4% (Cost – $86,038,011)		$101,405,572
LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%		(5,188,497)
NET ASSETS – 100.0%		$96,217,075

LTD — Limited Company
NV — Naamioze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
(1)
Included under cash and cash equivalents on the Statement of Assets and Liabilities.

(a)
Non-income producing security.

(b)
Rate disclosed is the seven day effective yield as of August 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Portfolio Analysis
As of August 31, 2021
(Unaudited)
% of Net Assets
Common Stock	104.5%
Software	14.5%
Internet Media & Services	8.3%
Technology Hardware	8.0%
Semiconductors	7.5%
Health Care Facilities & Services	5.0%
E-Commerce Discretionary	4.3%
Medical Equipment	4.0%
Technology Services	3.8%
Biotech & Pharma	3.6%
Asset Management	3.3%
Other Common Stock	42.2%
Short-Term Investment	0.9%
Liabilities in Excess of Other Assets	(5.4)%
Total Net Assets	100.00%
See accompanying notes which are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2021 (Unaudited)
Assets:
Investments in securities at fair value (identified cost $85,172,202)	$100,539,763
Cash and cash equivalents	865,809
Receivables:
Subscriptions	1,504
Dividends and interest	108,058
Prepaid expenses and other assets	95,363
Total Assets	101,610,497
Payables:
Fund shares redeemed	30
Taxes	1,966,027
Investment advisory fees	45,912
Accrued professional fees	146,955
Accrued expenses	7,310
Deferred income taxes	3,227,188
Total Liabilities	5,393,422
Commitments and Contingencies (Note 6)
Net assets	$96,217,075
Net Asset Value, Offering and Redemption Price Per Share (5,000,000 shares authorized, 656,189 shares outstanding of $1.00 par value capital stock outstanding)	$146.63
Net assets consist of:
Capital paid in	$656,189
Accumulated earnings	95,560,886
Net assets	$96,217,075
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2021 (Unaudited)
Investment Income:
Dividend	$753,853
Interest	114
Other Income	959
Total Investment Income	754,926
Expense:
Investment advisory fees	323,654
Legal fees	121,149
Accounting and shareholder services	50,355
Audit fees	41,452
Insurance	7,235
Printing	14,105
Custodian fees	8,475
Blue Sky fees	5,711
Professional fees	15,333
Total Expense	587,469
Less: Investment advisory fee waived	(30,000)
Net Expense	557,469
Net Investment Income	197,457
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain from investment transactions, net of tax expense of $2,315,661	8,067,372
Net change in unrealized appreciation of investments, including deferred income tax benefit of $65,864	(247,773)
Net Realized and Unrealized Gain on Investments	7,819,599
Net Increase in Net Assets Resulting From Operations	$8,017,056
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2021	Year Ended February 28, 2021
	(Unaudited)
Increase in Net Assets from Operations
Net investment income, net of income tax (benefit)/ expense	$197,457	$1,898,447
Net realized gain from investment transactions, net of income tax expense/(benefit)	8,067,372	49,923,032
Net change in unrealized appreciation of investments, including deferred income tax expense/(benefit)	(247,773)	(39,578,760)
Net Increase in Net Assets Resulting From Operations	8,017,056	12,242,719
Capital Share Transactions
Proceeds from shares sold	202,677	927,377
Payments for shares redeemed	(7,044,749)	(12,637,365)
Net Decrease in Net Assets From Shares of Beneficial Interest	(6,842,072)	(11,709,988)
Net Increase in Net Assets	1,174,984	532,731
Net Assets:
Beginning of Period, as originally presented	95,042,091	93,796,106*
Adjustment for investment advisory fees refunded	—	713,254
Beginning of Period, as adjusted	95,042,091	94,509,360
End of Period	$96,217,075	$95,042,091

*
The Net Assets of the Fund were adjusted as of March 1, 2020. See Note 7 in the Notes for Financial Statements.

The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.(a)
The financial highlights table is intended to help you understand the Fund’s financial performance for the years February 28, 2017 through February 28, 2021 and the six months ended August 31, 2021. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund.
	Six Month Ended August 31, 2021	Fiscal Years Ending February 28 or 29,
		2021	2020(c)	2019(c)	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$134.92	$117.91	$110.58	$97.69	$82.46	$71.23
Income From Operations:
Net investment gain	0.29	3.16	3.26	2.59	2.61	2.78
Net gain (loss) from securities (both realized and unrealized)	11.42	13.85	4.07	10.30	12.62	8.45
Total from operations	11.71	17.01	7.33	12.89	15.23	11.23
Net Asset Value, End of Period	$146.63	$134.92	$117.91	$110.58	$97.69	$82.46
Total Return(b)	8.68%	14.43%	6.63%	13.19%	18.47%	15.77%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$96,217	$95,042	$94,121	$96,882	$92,977	$82,429
Ratio of total expenses, including net regular and deferred taxes, to average net assets*	1.49%(f)	3.50%	1.81%(d)	3.43%	(12.89)%(e)	7.07%
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	(1.09)%(f)	(0.16)%(g)	2.02%(d)	0.78%	17.43%	(2.37)%
Portfolio turnover rate	73.25%	119.33%	24.64%	0.00%	0.97%	0.00%
Number of shares outstanding at end of year (in thousands)	656	704	798	876	952	1,000
The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.

FINANCIAL HIGHLIGHTS (Continued)

The financial highlight ratios above do not reflect investment fees waivers of $30,000 for the six months ended August 31, 2021, $22,849 for the fiscal year ended February 28, 2021 and $60,000 for the fiscal years ended February 29, 2020 through 2017. If the waivers had been included, the following ratios would apply:
Ratio of total expenses, including net regular and deferred taxes, to average net assets*	1.48%(f)	3.48%	1.81%(c)	3.43%	(12.96)%(e)	6.99%
Ratio of net investment and operating income (loss) to average net assets	(1.08)%(f)	(0.14)%(g)	2.02%(c)	0.78%	17.50%	(2.30)%

(a)
Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)
Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

*
Includes operating expenses from the Operating Division and subsidiary of $31,995, $17,572, $51,092, and $41,891, for fiscal years ending 2020 through 2017, respectively.

(c)
Net asset values, net investment income per share, total returns and ratios of total expenses and net investment and operating income (loss) have been restated on an “as-if” basis. See Note 7 in the Notes to Financial Statements.

(d)
Includes advisory fees reimbursed to the Fund and included in investment advisory fees, net.

(e)
Due to change in corporate tax rate, ratio represents expenses and net benefit received.

For the year ended February 28, 2018, the above ratios are net of a one time tax benefit due to the changes in the tax rules. If the one time benefit tax was excluded, the ratios would be as follows:
Ratio of total expenses including regular to average net assets:	1.63%
Ratio of net investment and operating income to average net assets:	2.91%
With waiver included:
Ratio of total expenses including regular to average net assets:	1.55%
Ratio of net investment and operating income to average net assets:	2.98%

(f)
Annualized for periods less than one year.

(g)
Expense ratio updated for an error in formula used for year ended February 28, 2021.

The accompanying notes are an integral part of these financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization
Copley Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are the generation and accumulation of dividend income and capital appreciation. The Fund was organized as a Massachusetts corporation on February 21, 1978. The Fund was reorganized as a New York corporation on September 1, 1987, a Florida corporation on May 19, 1994 and as a Nevada Corporation on December 5, 2007.
2. Significant Accounting Policies
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the specialized accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”. The preparation of financial statements in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Investment Valuation
The Fund carries its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Significant Accounting Policies – (continued)

to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Securities listed on an exchange are valued at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If there has been no sale on such day, the security is valued at the last quoted bid. If no bid or asked prices are quoted or if the Fund’s investment advisor (the “Advisor”) believes the market quotations are not reflective of fair value, then the security is valued at fair value by the Advisor.
The following table summarizes the inputs used as of August 31, 2021 for the Fund’s investments measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$100,539,763	$—	$—	$100,539,763
Short-term Investment**	865,809	—	—	865,809
Total	$101,405,572	$—	$—	$101,405,572
The Fund did not hold any Level 2 or Level 3 securities during the period.

*
Refer to the Schedule of Investments for industry classification.

**
Included in cash and cash equivalents.

Investment transactions and income and expense
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Unrealized appreciation or depreciation on investments is recognized in the Statement of Operations.
During the six months ended August 31, 2021, cost of purchases of investments were $76,069,183 and proceeds from sales of investments were $91,075,435, excluding money market mutual funds.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Significant Accounting Policies – (continued)

Distributions
Net investment and net realized gains are not distributed, but rather are accumulated within the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.
Cash and cash equivalents
The Fund considers all highly liquid investments with a maturity of three months or less when acquired and money market mutual funds to be cash equivalents. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.
Income Taxes
The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Nevada. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense in the Statement of Operations.
Indemnification
The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
3. Taxes
The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes is $85,172,202 for the Fund.
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $3,302,532 tax effect	$12,423,810
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $75,344 tax effect	(283,437)
Net unrealized appreciation net of tax effect	$12,140,373

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. Taxes – (continued)

The Federal income tax provision (benefit) is summarized as follows:
Six Months Ended August 31, 2021
Current:
Federal	$2,315,661
Deferred*:
Federal	$(65,864)
Net provision (benefit) for income taxes	$2,249,797

*
Deferred income tax expense relates to unrealized appreciation of investments and is included in the net change in unrealized appreciation of investments and in tax benefit on the accompanying statement of operations, respectively.

The difference between the effective tax rate of 20.29% and the statutory rate of 21% is primarily attributable to the benefit of the dividends received deduction.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At August 31, 2021, the deferred tax liabilities are summarized as follows:
Deferred tax liability:
Unrealized gain on investments	$3,227,188
Other	—
$3,227,188
4. Capital Stock
At August 31, 2021, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:
	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,449	$202,677	7,847	$927,377
Shares redeemed	(49,687)	(7,044,749)	(101,677)	(12,637,365)
Net change	(48,238)	$(6,842,072)	(93,830)	$(11,709,988)
5. Investment Advisory Agreement and Transactions with Related Parties
Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. CFSC is wholly-owned by the Estate of Irvine Levine. CFSC has appointed DCM Advisors, LLC (DCM) as its sub-advisor, approved by the Fund’s shareholders on October 13, 2020.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Investment Advisory Agreement and Transactions with Related Parties – (continued)

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; 0.75% of the next $15 million; and 0.50% on average daily net assets over $40 million. 75% of the fee paid to CFSC will be paid to DCM Advisors, LLC as a sub-advisory fee, pursuant to the sub-advisory agreement approved by the Fund’s shareholders on October 13, 2020.
For the six months ended August 31, 2021, the net fee for investment advisory service totaled $293,654; this includes $323,654 less $30,000 voluntarily waived by the advisor.
A law firm where one of the Fund’s board of directors is a partner provides legal services to the Fund. The Fund paid this firm $70,000 for the six months ended August 31, 2021.
On October 13, 2020, at a Special Meeting of Shareholders, the addition of two independent directors to the Fund were approved by shareholders. The independent directors will be entitled to $12,000 per annum and $500 for each committee meeting they attend.
6. Commitments and Contingencies
Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.
Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.
7. NAV Restatement
The Fund has restated certain components of its 2020 and 2019 financial highlights on an “as-if” basis (reflecting the effect on net asset value and per share net asset value of the adjustments to the fiscal year 2021 opening net asset balance, as if they had been recorded in the period investment advisory fees were received) resulting from the death of Irving Levine (100% owner of CFSC) in 2018 and the resulting transfer of ownership of CFSC from Mr. Levine to his Estate. This effective transfer or assignment of the advisory agreement between the Fund and CFSC was not submitted to, or otherwise approved by, the Fund shareholders. As a result of extensive discussions with the SEC, CFSC was ordered to refund to the Fund all investment advisory fees it received from the Fund since Mr. Levine’s death (a total of $966,896, of which $200,000 was remitted during the year ended February 29, 2020 and the balance was remitted during the year ended February 28, 2021) and did not receive any investment advisory fees until the advisory agreement was approved by the Fund shareholders, on October 13, 2020. The reversal of the investment advisory fees on a tax effected basis from the previous periods amounted to $713,254, which is reflected as an opening balance sheet adjustment on the statement of changes in net assets for the year ended February 28, 2021.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. Risks
The Fund is exposed to credit risk if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.
The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Fund and the Fund’s portfolio will depend on future developments, including the duration and spread of the outbreak, the related advisories and restrictions and the impact on the economy and financial markets, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are materially adversely impacted for an extended period, the Fund’s investment results may be materially adversely affected.
9. Subsequent Events
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, except for the following: A contract was signed on October 20, 2021 to sell CFSC to DCM, which is subject to Copley Fund shareholder approval.

COPLEY FUND, INC.
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return. Operating expenses are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. Unlike virtually all other mutual funds, the Fund has an operating division. Therefore, its expenses and expense rations may not be strictly comparable to those of mutual funds which do not have an operating business. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return.   This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return.   This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. The Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Annualized Expense Ratios*	Expenses Paid During Period** (3/1/21-8/31/21)
Actual Fund Return	$1,000.00	$1,086.79	(0.76)%	$(3.98)
Hypothetical 5% Return	$1,000.00	$1,029.02	(0.76)%	$(3.87)

*
Expenses include the reserve the Fund is required to calculate and deduct, reflecting the federal income tax which would have to be paid if the Fund’s portfolio were liquidated and a capital gains tax, at the regular corporate tax rate, would be payable on all gains.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

COPLEY FUND, INC.

PRIVACY POLICY
The Fund and Your Personal Privacy
The Copley Fund is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. It is managed by Copley Financial Services Corp., an investment adviser registered under the Investment Advisers Act of 1940.
What Kind of Non-Public Information do We Collect About You if You Become a Shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•
Information You Give Us On Your Application Form.   This could include your name, address, telephone number, social security number, bank account number, and other information.

•
Information About Your Transactions With Us and Transactions With the Entities We Hire to Provide Services to You.   This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions you conduct through them.

What Information do We Disclose and to Whom do We Disclose It?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do We do to Protect Your Personal Information?
We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
If you have any questions about the Fund or your account, you can write to us at c/o Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE, 68022. You can also call us at 1-877-881-2751. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

COPLEY FUND, INC.

SUPPLEMENTAL DATA
General
Investment Products Offered
•
Are not FDIC Insured

•
May Lose Value

•
Are Not Bank Guaranteed

The investment return and principal value of an investment in the Copley Fund (the “Fund”) will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, call the Fund toll free at (877) 881-2751 or write to Gemini Fund Services at 4221 North 203rd Street, Elkhorn, NE, 68022.
This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information relating to portfolio securities during the 12 month period ended June 30, (i) is available, without charge and upon request, by calling 1-877-881-2751; and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
Disclosure of Portfolio Holdings
The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters as an exhibit to it’s Form N-PORT, within sixty days after the end of the period. The Fund’s Forms N-PORT, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.
Approval of Investment Advisory Agreement and Sub-Advisory Agreement
On October 13, 2020, the Fund’s shareholders approved an investment advisory contract with Copley Financial Services Corporation (CFSC), a Massachusetts corporation that has served as investment advisor to the Fund since its inception. CFSC is wholly-owned by the Estate of Irvine Levine.
On October 13, 2020, the Fund’s shareholders approved a sub-advisory agreement among the Fund, CFSC, and DCM Advisors, LLC. The Board recommended both the investment advisory contract with CFSC and the sub-advisory agreement with DCM Advisors LLC for approval by the Fund's shareholders at the October 13, 2020 meeting.
In recommending CFSC, the Board considered, among other things:
•
the nature, extent and quality of the services provided by CFSC

•
the investment performance of the Fund

•
the costs of the services to be provided and profits to be realized by CFSC from its relationship with the Fund, including the value of the investment fee waivers.

COPLEY FUND, INC.

SUPPLEMENTAL DATA – Continued

•
the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale

•
the expense ratio of the Fund

•
performance and expenses of comparable funds

•
any indirect benefits that may accrue to CFSC and its affiliates as a result of its relationship with the Fund

•
the extent to which the independent Board members are fully informed about all the facts the Board deems relevant bearing on CFSC’s services and fees

The Board was aware of these factors and was guided by them in its review of the Fund’s advisory agreement to the extent it considered them to be relevant and appropriate, as discussed further below. The Board considered and weighted these circumstances in light of its substantial accumulated experience in governing the Fund and working with CFSC on matters related to the Fund, and was assisted by legal counsel.
In considering the nature, extent and quality of the services provided by CFSC, the Board of Directors reviewed the portfolio management and operating division supervision services provided by CFSC to the Fund. The Board concluded that CFSC was providing essential services to the Fund. In addition, the Board concluded that CFSC was providing unique and specialized supervision of the Fund's operating division. In its decision to continue the existing agreement the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainies and other effects that could occur as a result of a decision to terminate or not renew the contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of CFSC’s industry standing and reputation and with the expectation that CFSC will have a continuing role in providing advisory services to the Fund.
The Directors compared the performance of the Fund to benchmark indices over various periods of time. The Directors noted that the Fund’s performance must be considered in light of the Fund’s structure which is designed to avoid the trauma of extreme volatility in its investments. They concluded that the performance reflected this structural goal generally outperforming in volatile down markets and underperforming in bull type markets. It also examined the Fund's investment objective and the dividend paying record of the portfolio securities selected by CFSC. Based upon this the Board concluded that the performance of the Fund and particularly the performance of the portfolio securities themselves warranted the continuation of the advisory agreement.
In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report of the costs of services provided by CFSC to the Fund, and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds, and concluded that the advisory fee paid by the Fund was equal to or lower than the average advisory fee paid by comparable mutual funds. The Board also considered that the Fund’s expense ratio had decreased slightly. In particular, the Board concluded that the Fund’s expense ratio had remained higher than historical measures due to increased expenses related to addressing the tax accrual accounting issue and the fact that the expense ratio is calculated based upon net assets including a liability for a large tax reserve which operates to distort the ratio as compared to most other funds. The Board also considered that CFSC waived the receipt of $60,000 of its advisory fee, a practice it has engaged in for many years, in an effort to control the Fund's expense ratio.

COPLEY FUND, INC.

SUPPLEMENTAL DATA – Continued

The Board also determined, after careful consideration, that the interests of the Fund and its shareholders would be best served by the selection of a sub-adviser to assist CFSC with the day-to-day management of the Fund’s portfolio, with CFSC supervising the activities of the sub-adviser and continuing to provide general managerial services to the Fund. After careful consideration, including a series of meetings and a detailed review of information provided by DCM Advisors, LLC, the Board determined to recommend DCM Advisors, LLC as the sub-adviser for the Fund according to the terms of the sub-advisory agreement approved by the Fund's shareholders on October 13, 2020. DCM is registered as an investment adviser with the U.S. Securities and Exchange Commission and is located in New York City. DCM currently serves as the investment adviser to two mutual funds. In addition, DCM, along with its employees and affiliates, has significant experience in managing investments for other clients, including individuals, corporate entities, and non-taxable entities

COPLEY FUND, INC.

ABOUT THE FUND’S DIRECTORS AND OFFICERS
The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The Board of Directors elects the Fund’s officers, who are listed in the table. The business address of each director and officer is c/o Registered Agent, Inc., 769 Basque Way, Suite 300, Carson City, NV 09706.
Independent Directors
Name (Date of Birth) Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph P. Bauman (October 20, 1949) 2020	Affiliate of Rutter Associates (financial risk management consulting firm) 2013-present;
Executive Vice President and Chief Administrative Officer of Athilon Structured Investment Advisors LLC 2006-2016. No Other Directorship of a Public Company
David M. Spungen (October 8, 1961) 2020	Partner and Wealth Advisor of Hillview Capital Advisors, a division of RegentAtlantic Capital, LLC, d/b/a RegentAtlantic. No Other Directorship of a Public Company
Inside Directors
Name (Date of Birth) (Year Elected)	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
David I. Faust, Esq. (February 24, 1941) Counsel and Secretary	Partner in Gallet Dreyer & Berkey, LLP, since October 2016.
Former partner in Faust Oppenheim LLP, a law firm, since 1979.
Counsel to Copley Fund since 2010, Secretary since 2016.
Director and President of Copley Financial Services Corp.
Roy G. Hale (July 24, 1938) 2011	Certified Public Accountant since 1979 Former Director, Bank of Southern Maryland
Officers
Name (Date of Birth) Title	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Roy G. Hale David I. Faust, Esq.	President, Treasurer See above
Adam Berkey (November 15, 1988) Assistant Secretary	Attorney at Gallet Dreyer & Berkey, LLP No Directorships
The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-881-2751.

COPLEY FUND, INC.
A No-Load Fund
Semi-Annual Report
August 31, 2021

Investment Adviser
Copley Financial Services Corp.
c/o Gallet Dreyer & Berkey, LLP
845 Third Ave., 5th Floor
New York, New York 10022
Custodian
US Bank N.A.
1555 N. River Center Drive
Milwaukee, WI 53212
Transfer Agent
Gemini Fund Services
4221 North 203rd Street
Suite 100
Elkhorn, Nebraska 68022
Tel. (402) 493-4603
(877) 881-2751
Fax: (402) 963-9094
Counsel
Gallet Dreyer & Berkey, LLP
845 Third Avenue, 5th Floor
New York, New York 10022
Auditors
EisnerAmper LLP
733 Third Avenue
New York, New York 10017
COPLEY FUND, INC.
A No-Load Fund

ITEM 2. CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at (800) 635-3427.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors function as an audit committee. They have determined that the Board does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the Board met all five qualifications in the definition, although some members of the Board met some of the qualifications. The Board also determined that while the members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the members lacked any necessary skill to serve as persons performing functions similar to those who serve on an Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable - only effective for annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

	By:	/s/ Roy Hale
Name: Roy Hale
Title: President (Principal Executive Officer)

Date: November 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Copley Fund, Inc.

	By:	/s/ Roy Hale
Name: Roy Hale
Title: President (Principal Executive Officer & Principal Financial and
Accounting Officer)
Date: November 3, 2021